Gain (loss) on non - financial assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Gain (loss) on non - financial assets, net
Schedule of impairment losses on non-financial assets	The gain or loss on non-financial assets is presented as follows:

	December 31,
	2021	2020
Gain on investment property - Right-of-use	742	—
Gain on investment property - Fair value	—	296
	742	296